DECOMISSIONING PROVISION - Detailed Disclosure (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Inflation rate for preset value (percent)	1.80%
Decommissioning provision
Disclosure of other provisions [line items]
Estimated economic lives of assets covered by the decommissioning provision (years)	50 years
Inflation rate for preset value (percent)		1.80%
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	$ 340	$ 162
Unwinding of discount rate	15	9
Change in rates	0	90
Acquisition (Note 7)	0	74
Additions	11	8
Change in cost estimates and other	(16)	(3)
Other provisions, ending balance	350	340
Less current portion	(2)	(3)
Other non-current provisions	$ 348	337
Decommissioning provision | Minimum
Disclosure of other provisions [line items]
Estimated economic lives of assets covered by the decommissioning provision (years)	1 year
Risk-free rate for preset value (percent)	3.30%
Decommissioning provision | Maximum
Disclosure of other provisions [line items]
Estimated economic lives of assets covered by the decommissioning provision (years)	83 years
Risk-free rate for preset value (percent)	4.70%
Trade and Payables and Other
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance		$ 4